Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Other Comprehensive Income [Member]	Other Comprehensive Income [Member] Series B Preferred Stock [Member]	Other Comprehensive Income [Member] Series C Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member] Series C Preferred Stock [Member]	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2023	12,279,676		50,726	1,428,372
Balance at Dec. 31, 2023	$ 123	$ 15			$ 534,112			$ 49			$ (301,115)			$ 233,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0			0			0			21,616			21,616
Exercise of Series B warrants (Note 9) (in shares)	70,000		0	0
Exercise of Series B warrants (Note 9)	$ 1	0			156			0			0			157
Series C preferred shares converted to common shares (Note 9) (in shares)	82,482
Series C preferred shares converted to common shares (Note 9) (in shares)				(4,460)												(4,460)
Series C preferred shares converted to common shares (Note 9)	$ 0	0			0			0			0			0
Dividends declared and paid (Note 9)			$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (26)	$ (891)		$ (26)	$ (891)
Balance (in shares) at Jun. 30, 2024	12,432,158		50,726	1,423,912
Balance at Jun. 30, 2024	$ 124	15			534,268			49			(280,416)			254,040
Balance (in shares) at Dec. 31, 2024	12,432,158		50,726	1,423,912
Balance at Dec. 31, 2024	$ 124	15			534,269			53			(259,218)			275,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0			0			0			38,501			38,501
Dividends declared and paid (Note 9)			$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (26)	$ (889)		$ (26)	$ (889)
Balance (in shares) at Jun. 30, 2025	12,432,158		50,726	1,423,912
Balance at Jun. 30, 2025	$ 124	$ 15			$ 534,269			$ 53			$ (221,632)			$ 312,829